EQUITY - THE MOVEMENT OF THE RSUS (Details)		6 Months Ended	12 Months Ended
		Jul. 01, 2016 shares	Dec. 31, 2018 shares		Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		871,649				871,649
Forfeited	[1]						(871,649,000)
Vested							0
Balance, ending							871,649
2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			861,863
2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			1,060,220
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning		119,634	0		119,634	119,634
Forfeited					(15,880)		(15,880,000)	[2]
Vested					(103,754)		(103,754,000)	[3]
Balance, ending					0	119,634	119,634
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		6,095
Forfeited					(1,099)
Vested					(4,996)
Balance, ending					0	6,095
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		49,564
Forfeited					(13,510)
Vested					(36,054)
Balance, ending					0	49,564
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		4,925
Forfeited					(1)
Vested					(4,924)
Balance, ending					0	4,925
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		15,183
Forfeited					49
Vested					(15,232)
Balance, ending					0	15,183
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | FRANCE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		2,060
Forfeited					(2,060)
Vested					0
Balance, ending					0	2,060
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		1,024
Forfeited					(1)
Vested					(1,023)
Balance, ending					0	1,024
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		22,933
Forfeited					(13,192)
Vested					(9,741)
Balance, ending					0	22,933
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | MOROCCO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		1,468
Forfeited					0
Vested					(1,468)
Balance, ending					0	1,468
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		2,602
Forfeited					1,097
Vested					(3,699)
Balance, ending					0	2,602
Time Restricted Stock Units ("RSU") (equity settled) | 2014 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		13,780
Forfeited					12,837
Vested					(26,617)
Balance, ending					0	13,780
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			1,148,625		1,367,896
Forfeited			(39,287)	[4]	(219,271)
Balance, ending			1,109,338		1,148,625	1,367,896
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			16,523		21,981
Forfeited			14,592		(5,458)
Balance, ending			31,115		16,523	21,981
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			201,049		214,764
Forfeited			(23,348)		(13,715)
Balance, ending			177,701		201,049	214,764
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			61,525		67,395
Forfeited			(3,392)		(5,870)
Balance, ending			58,133		61,525	67,395
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | COLOMBIA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			10,940		10,940
Forfeited			0		0
Balance, ending			10,940		10,940	10,940
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			101,490		124,761
Forfeited			54,063		(23,271)
Balance, ending			155,553		101,490	124,761
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			798		0
Forfeited			0		(798)
Balance, ending			798		798	0
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			107,495		143,052
Forfeited			(70,732)		(35,557)
Balance, ending			36,763		107,495	143,052
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			5,286		0
Forfeited			3,392		(11,176)
Balance, ending			8,678		5,286	0
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			643,519		143,052
Forfeited			(13,862)		(125,022)
Balance, ending			629,657		643,519	143,052
Time Restricted Stock Units ("RSU") (equity settled) | 2016 Extraordinary Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning					0
Forfeited						(27,986)
Vested		(54,171) [5]				(54,171)
Granted		82,157				82,157
Balance, ending		82,157	0			0
Time Restricted Stock Units ("RSU") (equity settled) | 2016 Extraordinary Plan | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning					0
Forfeited						(27,986)
Vested						(54,171)
Granted						82,157
Balance, ending						0
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			861,863
Forfeited	[6]		(24,324)
Balance, ending			815,693		861,863
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			117,667
Forfeited			(46,170)
Balance, ending			71,497		117,667
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			66,028
Balance, ending			66,028		66,028
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			69,398
Balance, ending			69,398		69,398
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			608,770
Balance, ending			608,770		608,770
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			1,060,220
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			27,244
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			282,743
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			70,009
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | COLOMBIA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			21,049
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			105,168
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			0
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			60,736
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			20,306
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, ending			472,965
Performance RSU (equity settled) | 2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		871,649
Forfeited					(871,649)
Balance, ending					0	871,649
Performance RSU (equity settled) | 2014 plan [member] | ARGENTINA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		18,229
Forfeited					(18,229)
Balance, ending					0	18,229
Performance RSU (equity settled) | 2014 plan [member] | BRAZIL [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		306,743
Forfeited					(306,743)
Balance, ending					0	306,743
Performance RSU (equity settled) | 2014 plan [member] | CHILE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		48,345
Forfeited					(48,345)
Balance, ending					0	48,345
Performance RSU (equity settled) | 2014 plan [member] | SPAIN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		94,371
Forfeited					(94,371)
Balance, ending					0	94,371
Performance RSU (equity settled) | 2014 plan [member] | FRANCE [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		3,845
Forfeited					(3,845)
Balance, ending					0	3,845
Performance RSU (equity settled) | 2014 plan [member] | GUATEMALA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		1,911
Forfeited					(1,911)
Balance, ending					0	1,911
Performance RSU (equity settled) | 2014 plan [member] | MEXICO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		102,938
Forfeited					(102,938)
Balance, ending					0	102,938
Performance RSU (equity settled) | 2014 plan [member] | MOROCCO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		2,742
Forfeited					(2,742)
Balance, ending					0	2,742
Performance RSU (equity settled) | 2014 plan [member] | PERU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		8,096
Forfeited					(8,096)
Balance, ending					0	8,096
Performance RSU (equity settled) | 2014 plan [member] | UNITED STATES [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning			0		284,429
Forfeited					(284,429)
Balance, ending					0	284,429

[1]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service or non-market performance conditions.
[2]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service or non-market performance conditions.
[3]	(**) As of October 1, 2016, a total of 103,754 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.
[4]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.
[5]	(*) As of October 1, 2016, a total of 54,171 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.
[6]	(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.